Acquisitions (Summary of Intangible Assets Acquired) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total intangible assets, amount	$ 168,386	$ 490,176	$ 19,500
Makerbot [Member]
Total intangible assets, amount	168,386
Objet [Member]
Total intangible assets, amount		490,176
Solidscape, Inc [Member]
Total intangible assets, amount			19,500
Developed Technology [Member]
Total intangible assets, amount	43,227	374,126	11,750
Weighted Average Life - Years	5 years	9 years 7 months 6 days	6 years 8 months 12 days
Trade name [Member]
Total intangible assets, amount	42,134	15,291	1,150
Weighted Average Life - Years	11 years	9 years	15 years
Customer relationships - Distributors [Member]
Total intangible assets, amount	19,315
Weighted Average Life - Years	10 years
Customer relationships - Direct [Member]
Total intangible assets, amount	3,435	72,679	5,100
Weighted Average Life - Years	1 year	10 years	15 years
Non-compete Agreement [Member]
Total intangible assets, amount	10,004		350
Weighted Average Life - Years	4 years		3 years
IPR&D - Printers [Member]
Total intangible assets, amount	34,189	28,080	1,150
Weighted Average Life - Years
Indefinite

Indefinite

IPR&D - Peripherals [Member]
Total intangible assets, amount	$ 16,082
Weighted Average Life - Years
Indefinite